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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [ ]; Amendment Number:
                                               --------
This Amendment (Check only one.):   [ ] is a restatement
                                    [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Legacy Capital Management
Address:   3741 Douglas Blvd. Suite 320
           Roseville, CA 95661

Form 13F File Number: 28-12424
                          ------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    James F. McCarthy IV
Title:   Chief Compliance Officer
Phone:   916-783-6200

Signature, Place, and Date of Signing:


James F McCarthy          Roseville, CA        August 19, 2010
---------------------  --------------------   --------------
(Signature)              (City, State)            (Date)






Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




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                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
                                        ------------------
Form 13F Information Table Entry Total:       61
                                        ------------------
Form 13F Information Table Value Total:      32,937
                                        ------------------
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE



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
Column 1                   Column 2 Column 3      Column 4 Column 5          Column 6 Column 7 Column 8
      Name of Issuer       Title of     Cusip      Value   SHARES/ SH/PRNPUT/ INVSTMT   OTHER   VOTING   AUTH
                             Class                (X$1000) PRN AMT       CALL DSCRETN MANAGERS   SOLE   SHAREDNONE
3M Company                 COM         88579Y101         31     400  SH        SOLE                  400
ATP Oil & Gas              COM         00208J108       1820  171863  SH        SOLE               171863
Aaron's Inc.               COM         002535201       1063   62302  SH        SOLE                62302
Abbott Laboratories        COM         002824100       3022   64620  SH        SOLE                64620
Aecom Technology Corp      COM         00766T100         70    3050  SH        SOLE                 3050
Apple Computer Inc.        COM         037833100         58     232  SH        SOLE                  232
Atwood Oceanics            COM         050095108       1693   66350  SH        SOLE                66350
Bank of Montreal           COM         063671101         85    1580  SH        SOLE                 1580
Baxter International       COM         071813109       1379   33941  SH        SOLE                33941
Becton Dickinson           COM         075887109       1004   14855  SH        SOLE                14855
Blue Coat Systems Inc      COM         09534T508         75    3710  SH        SOLE                 3710
Bristol-Myers Squibb       COM          110122108        79    3200  SH        SOLE                 3200
Bucyrus International Inc  COM          118759109        90    1900  SH        SOLE                 1900
C.R. Bard Inc.             COM         067383109         79    1020  SH        SOLE                 1020
CVS Caremark Corp.         COM          126650100      1103   37640  SH        SOLE                37640
Celgene Corp.              COM          151020104      1032   20320  SH        SOLE                20320
Chevron Corp               COM          166764100      1097   16170  SH        SOLE                16170
Cisco Systems Inc.         COM         17275R102         20     964  SH        SOLE                  964
Clorox Company             COM          189054109       136    2200  SH        SOLE                 2200
Direct TV                  COM         25490A101         82    2420  SH        SOLE                 2420
DuPont de Nemour           COM          263534109       160    4628  SH        SOLE                 4628
Energizer Holdings I       COM         29266R108         10     200  SH        SOLE                  200
Exxon Mobil Corporati      COM         30231G102        921   16152  SH        SOLE                16152
FLIR Systems               COM          302445101      1555   53485  SH        SOLE                53485
Frontier Comm.             COM         35906A108       1064  149655  SH        SOLE               149655
General Electric Co        COM          369604103       160   11101  SH        SOLE                11101
Genzyme Corp.              COM          372917104      1954   38505  SH        SOLE                38505
Goldman Sachs Group Inc    COM         38141G104         10      82  SH        SOLE                   82
HCP Inc Com                COM         40414L109         25     780  SH        SOLE                  780
Henry Schein Inc.          COM          806407102      1156   21060  SH        SOLE                21060
Hershey Foods Corp.        COM          427866108        47    1000  SH        SOLE                 1000
Hewlett-Packard Co         COM          428236103        86    2000  SH        SOLE                 2000
IBM Corp                   COM          459200101        60     486  SH        SOLE                  486
ITT Educational Servi      COM         45068B109         69     840  SH        SOLE                  840
Intel Corporation          COM          458140100        98    5064  SH        SOLE                 5064
JPMorgan Chase & Co        COM         46625H100         91    2500  SH        SOLE                 2500
Johnson & Johnson          COM          478160104      1014   17171  SH        SOLE                17171
Juniper Networks           COM         48203R104       1003   43965  SH        SOLE                43965
Kimberly-Clark Corp.       COM          494368103       106    1750  SH        SOLE                 1750
Kinetic Concepts           COM         49460W208         77    2120  SH        SOLE                 2120
Manulife Financial Co      COM         56501R106         23    1600  SH        SOLE                 1600
McDonalds Corporatio       COM          580135101        11     170  SH        SOLE                  170
Medco Health Solutions     COM         58405U102         90    1650  SH        SOLE                 1650
Medtronic Inc.             COM          585055106        43    1200  SH        SOLE                 1200
Merck & Co. Inc.           COM         58933Y105        535   15325  SH        SOLE                15325
Microsoft Corporation      COM          594918104        34    1480  SH        SOLE                 1480
Newmont Mining Corp.       COM          651639106        98    1600  SH        SOLE                 1600
Occidental Petroleum       COM          674599105        23     300  SH        SOLE                  300
PT Ultrashort S&P 500      COM         74347R883       2244   59530  SH        SOLE                59530
Parexel Intl Corp          COM          699462107      2803  129301  SH        SOLE               129301
Pfizer Inc.                COM          717081103        43    3085  SH        SOLE                 3085
Procter & Gamble Co.       COM          742718109       266    4450  SH        SOLE                 4450
Reliance Steel             COM          759509102      1397   38670  SH        SOLE                38670
St. Jude Medical Inc       COM          790849103        83    2300  SH        SOLE                 2300
T Rowe Price Group Inc     COM         74144T108        236    5332  SH        SOLE                 5332
Target Corporation         COM         87612E106         24     500  SH        SOLE                  500
Trimble Navigation Lt      COM          896239100        84    3000  SH        SOLE                 3000
Unitedhealth Group, Inc.   COM         91324p102         48    1700  SH        SOLE                 1700
Vodafone Group PLC         COM         92857W209         36    1750  SH        SOLE                 1750
WMS Industries Inc         COM          929297109      1069   27240  SH        SOLE                27240
Wal-Mart Stores Inc.       COM          931142103        16     340  SH        SOLE                  340
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